Segment Reporting - Business Assets And Liabilities Segments (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Business Segments [Line Items]
Financial Assets At Amortised Cost - Loans And Advances By Business Segment	$ 279,585,511	$ 265,650,592
Corporate Banking By Business Segment	33,152,112	52,578,472
Small And Medium Companies By Business Segment	88,081,690	64,031,846
Retail Assets By Business Segment	158,351,709	149,040,274
Other Assets By Business Segment	413,439,014	352,660,107
Total Assets By Business Segment	693,024,525	618,310,699
Financial Liabilities At Amortised Cost - Deposits By Business Segment	478,223,264	400,236,797
Corporate Banking Liabilities By Business Segment	91,105,915	33,391,167
Small And Medium Companies Liabilities By Business Segment	101,543,218	92,791,600
Retail Liabilities By Business Segment	285,574,131	274,054,030
Other Liabilities By Business Segment	100,257,867	103,256,993
Total Liabilities by Business Segment	$ 578,481,131	$ 503,493,790